CREDIT IMPAIRMENT CHARGES AND PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Credit Impairment Loss And Provisions [Abstract]
Summary of Impairment Charges and Provisions

			Group
	2024	2023	2022
	£m	£m	£m
Credit impairment charges:
Loans and advances to customers	86	192	249
(Recoveries)/charges of loans and advances, net of collection costs	(23)	10	36
Off-balance sheet credit exposures (See Note 27)	7	4	36
	70	206	321
Provisions for other liabilities and charges (excluding off-balance sheet credit exposures) (See Note 27)	704	335	424
Charge/(release) for residual value and voluntary termination	2	1	(3)
	706	336	421
	776	542	742